PROPERTY AND EQUIPMENT, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
Schedule of property and equipment, net

	March 31,	December 31,
	2021	2020
Construction in process	$14,681,312	$10,437,382
Charging equipment	4,562,322	3,041,630
Charging stations and other technical installations	74,033,152	68,871,879
Office equipment and vehicles	606,692	456,265
Total	93,883,478	82,807,156
Less accumulated depreciation and amortization	(14,772,046)	(11,541,653)
Total property and equipment, net	$79,111,432	$71,265,503

	December 31, 2020	December 31, 2019
Construction in process	$10,437,382	$8,952,742
Charging equipment	3,041,630	1,546,817
Charging stations and other technical installations	68,871,879	83,357,366
Office equipment and vehicles	456,265	362,299
Total	82,807,156	94,219,224
Less accumulated depreciation and amortization	(11,541,653)	(33,183,341)
Total property and equipment, net	$71,265,503	$61,035,883